Goodwill - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) Y	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Goodwill
Currency translation	€ (230)	€ 233	€ 178
Period over | Y	5
Impairment of goodwill			€ (1,175)
MAT Software
Goodwill
Period over | Y	5
Discount rate (post-tax WACC)	9.75%	10.54%	9.91%
Discount Rate pre-tax	10.84%
Perpetual growth rate	5.00%	5.00%	5.00%
Carrying Value Of Cash Generating Unit	€ 41,408
MAT Software | Discount rate, measurement input
Goodwill
Discount rate would increase	1.00%
MAT Software | Growth rate, measurement input
Goodwill
Perpetual growth rate would	0.00%
e-Prototypy
Goodwill
Currency translation	€ 10
Period over | Y	5
Discount rate (post-tax WACC)	11.87%	13.82%	12.89%
Discount Rate pre-tax	14.03%
Perpetual growth rate	2.00%	2.00%	2.00%
Carrying Value Of Cash Generating Unit	€ 4,075
e-Prototypy | Discount rate, measurement input
Goodwill
Discount rate would increase	1.00%
e-Prototypy | Growth rate, measurement input
Goodwill
Perpetual growth rate would	0.00%
ACTech
Goodwill
Period over | Y	5
Discount rate (post-tax WACC)	8.51%	9.00%	8.26%
Discount Rate pre-tax	11.93%
Perpetual growth rate	1.00%	1.00%	1.00%
Carrying Value Of Cash Generating Unit	€ 23,901
ACTech | Discount rate, measurement input
Goodwill
Discount rate would increase	1.00%
ACTech | Growth rate, measurement input
Goodwill
Perpetual growth rate would	0.00%
Orthoview
Goodwill
Currency translation	€ (240)
Period over | Y	5
Discount rate (post-tax WACC)	10.87%	12.10%	10.75%
Discount Rate pre-tax	13.49%
Perpetual growth rate	1.00%	1.00%	1.00%
Carrying Value Of Cash Generating Unit	€ 6,432
Orthoview | Discount rate, measurement input
Goodwill
Discount rate would increase	1.00%
Orthoview | Growth rate, measurement input
Goodwill
Perpetual growth rate would	0.00%
Engimplan
Goodwill
Period over | Y	5
Discount rate (post-tax WACC)	19.71%	18.97%	18.82%
Discount Rate pre-tax	22.20%
Perpetual growth rate	7.50%	7.60%	7.60%
Long term inflation rate	4.00%
Carrying Value Of Cash Generating Unit	€ 7,137
Engimplan | Discount rate, measurement input
Goodwill
Discount rate would increase	1.00%
Engimplan | Growth rate, measurement input
Goodwill
Perpetual growth rate would	3.50%
Engimplan | Printer 3D
Goodwill
Impairment of goodwill			€ (139)
Engimplan | Acquired customers, technology
Goodwill
Impairment loss of intangible assets			(397)
Engimplan | IFRS Trademarks
Goodwill
Impairment loss of intangible assets			€ (121)
Materialise Motion
Goodwill
Period over | Y	5
Discount rate (post-tax WACC)	9.75%	10.54%	9.91%
Discount Rate pre-tax	11.63%
Perpetual growth rate	3.00%	3.00%	3.00%
Impairment of goodwill			€ (1,175)
Carrying Value Of Cash Generating Unit	€ 820
Materialise Motion | Discount rate, measurement input
Goodwill
Discount rate would increase	1.00%
Materialise Motion | Growth rate, measurement input
Goodwill
Perpetual growth rate would	0.00%
Materialise Motion | Partnership agreement
Goodwill
Impairment loss of intangible assets			(853)
Materialise Motion | Acquired customers, technology
Goodwill
Impairment loss of intangible assets			(107)
Materialise Motion | Developed technology and software under construction
Goodwill
Impairment loss of intangible assets			€ (1,437)